Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
May 31, 2023
Accounts Payable and Accrued Liabilities
Schedule of components of accrued liabilities

(in thousands)	May 31, 2023	May 31, 2022
Compensation and related expense	$335	$1,522
Legal fees and settlement	168	2,006
Clinical expense	187	3,727
Accrued inventory charges and expenses	4,978	1,392
License fees	862	150
Lease payable	139	134
Other liabilities	—	64
Total accrued liabilities	$6,669	$8,995